UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03386)

Exact name of registrant as specified in charter:	Putnam Health Sciences Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments:

Putnam Health Sciences Trust
The fund's portfolio
11/30/07 (Unaudited)

COMMON STOCKS (92.6%)(a)
	Shares	Value

Biotechnology (19.1%)
Amgen, Inc. (NON) (S)	2,090,800	$115,516,700
Amylin Pharmaceuticals, Inc. (NON) (S)	272,300	10,399,137
Arqule, Inc. (NON)	492,400	3,195,676
Basilea Pharmaceutica AG (Switzerland) (NON)	9,000	1,559,958
Basilea Pharmaceutical 144A (Switzerland) (NON)	45,000	7,799,788
Biogen Idec, Inc. (NON)	920,800	68,249,696
Genentech, Inc. (NON) (S)	1,287,400	98,164,250
Genzyme Corp. (NON)	673,100	50,435,383
Idenix Pharmaceuticals, Inc. (NON) (S)	611,035	1,460,374
InterMune, Inc. (NON) (S)	351,400	5,706,736
		362,487,698

Health Care Services (17.2%)
Aetna, Inc.	321,600	17,971,008
AmerisourceBergen Corp.	363,600	16,496,532
Cardinal Health, Inc.	997,660	60,408,313
Centene Corp. (NON)	294,551	7,363,775
CIGNA Corp.	599,000	32,112,390
Coventry Health Care, Inc. (NON)	442,700	25,623,476
Express Scripts, Inc. (NON)	257,500	17,445,625
Health Management Associates, Inc. Class A	2,629,400	17,906,214
Laboratory Corp. of America Holdings (NON) (S)	236,300	17,171,921
LifePoint Hospitals, Inc. (NON)	593,900	18,790,996
McKesson Corp.	286,900	19,144,837
Omnicare, Inc. (S)	481,200	12,260,976
Quest Diagnostics, Inc.	212,400	11,694,744
UnitedHealth Group, Inc.	81,700	4,493,500
WellPoint, Inc. (NON)	569,400	47,949,174
		326,833,481

Medical Technology (23.3%)
Baxter International, Inc.	827,900	49,566,373
Becton, Dickinson and Co.	514,000	42,523,220
Boston Scientific Corp. (NON) (S)	4,293,400	54,225,642
Covidien, Ltd.	738,300	29,613,213
Edwards Lifesciences Corp. (NON) (S)	124,535	6,158,256
Hospira, Inc. (NON)	1,020,700	44,196,310
Medtronic, Inc.	1,967,400	100,042,290
Nobel Biocare Holding AG (Switzerland)	159,910	45,535,037
St. Jude Medical, Inc. (NON) (S)	1,067,500	42,433,125
Synthes, Inc. (Switzerland)	49,005	6,132,125
Varian Medical Systems, Inc. (NON)	293,300	14,653,268
West Pharmaceutical Services, Inc. (S)	189,600	7,123,272
		442,202,131

Pharmaceuticals (32.9%)
Abbott Laboratories (S)	930,900	53,536,059
Barr Pharmaceuticals, Inc. (NON)	841,300	45,177,810
Cephalon, Inc. (NON) (S)	230,700	17,284,044
Jazz Pharmaceuticals, Inc. (NON) (S)	326,700	5,067,117
Johnson & Johnson (S)	1,376,500	93,244,110
Mylan Laboratories, Inc. (S)	2,805,100	40,337,338
Novartis AG (Switzerland)	1,302,012	74,093,095
Ono Pharmaceutical Co., Ltd. (Japan)	256,200	13,057,927
Pfizer, Inc.	2,733,900	64,957,464
Roche Holding AG (Switzerland)	652,025	124,258,390
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	529,300	23,622,659
Wyeth	1,438,200	70,615,620
		625,251,633

Total common stocks (cost $1,225,507,926)		$1,756,774,943

SHORT-TERM INVESTMENTS (20.2%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.40% to 5.44% and
due dates ranging from December 3, 2007 to
January 29, 2008 (d)	256,580,632	$255,883,044
Putnam Prime Money Market Fund (e)	$128,240,505	128,240,505

Total short-term investments (cost $384,123,549)		$384,123,549

TOTAL INVESTMENTS

Total investments (cost $1,609,631,475)(b)		$2,140,898,492

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/07 (aggregate face value $26,888,864) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Japanese Yen	$24,059,540	$23,350,109	2/20/08	$709,431
Swiss Franc	3,748,152	3,538,755	12/19/07	209,397

Total				$918,828

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/07 (aggregate face value $296,478,288) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

British Pound	$21,995	$21,568	12/19/07	$(427)
Euro	23,582,258	21,934,722	12/19/07	(1,647,536)
Japanese Yen	37,406,615	36,351,563	2/20/08	(1,055,052)
Swiss Franc	252,474,920	238,170,436	12/19/07	(14,304,484)

Total				$(17,007,499)

NOTES

(a) Percentages indicated are based on net assets of $1,897,793,322.

(b) The aggregate identified cost on a tax basis is $1,630,767,968 resulting in gross unrealized appreciation and depreciation of $620,949,610 and $110,819,086, respectively, or net unrealized appreciation of $510,130,524.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at November 30, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2007, the value of securities loaned amounted to $248,858,963. The fund received cash collateral of $255,883,044 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,481,624 for the period ended November 30, 2007. During the period ended November 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $55,369,653 and $32,191,135, respectively.

At November 30, 2007, liquid assets totaling $23,890,550 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Distribution of investments by country of issue at November 30, 2007: (as a percentage of Portfolio Value)

Bermuda	1.6
Israel	1.2
Japan	0.7
Switzerland	13.8
United States	82.7
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

At November 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Health Sciences Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2008